Stock options (Modification of Existing US Dollar Denominated Options) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	300	49
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years	7 years			7 years	7 years
Share Based Compensation	$ 461	$ 111	$ 502	$ 111	$ 615	$ 97
Executives and Directors [Member] | U.S.dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					51
Share Based Compensation					$ 4
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					6
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Nov. 18, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					0.93%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 1.50
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years 5 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					152.00%
Share Based Compensation					$ 1
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					17
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Apr. 04, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 0.60
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years 9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					155.00%
Share Based Compensation					$ 1
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					19
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					May 17, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 0.54
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years 11 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					154.00%
Share Based Compensation					$ 1
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					9
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Nov. 20, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 1.05
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					4 years 5 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					147.00%
Share Based Compensation					$ 1